Signifcant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Signifcant Accounting Policies [Abstract]
Basis of preparation

Basis of preparation

The consolidated financial statements have been prepared on the historical cost basis and in accordance with IFRS as issued by the IASB. The principal accounting policies are set out below.

Basis of consolidation

Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company (its subsidiaries). Control is achieved where the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities.

Where necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by other members of the Group.

All intra-group transactions, balances, income and expenses are eliminated on consolidation.

Foreign currencies

Foreign currencies

Functional and presentation currency

Items included in the financial statements are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”).

The Group conducts its business predominately in the PRC and hence its functional currency is the Renminbi (RMB).

Translation from RMB to USD found place at the following rates:

	Period end rates	Average rates
December 31, 2016	USD 1.00= RMB 6.9370	USD 1.00=RMB 6.6528
December 31, 2017	USD 1.00= RMB 6.5924	USD 1.00=RMB 6.7423
December 31, 2018	USD 1.00= RMB 6.8632	USD 1.00=RMB 6.6322

Translation from HKD to USD found place at the following rates:

	Period end rates	Average rates
December 31, 2016	USD 1.00= HKD 7.7552	USD 1.00=HKD 7.7614
December 31, 2017	USD 1.00= HKD 7.8170	USD 1.00=HKD 7.7928
December 31, 2018	USD 1.00= HKD 7.8329	USD 1.00=HKD 7.8636

The results and financial positions in functional currency are translated into the presentation currency, USD, of the Company as follows:

(1)	Assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;

(2)	Income and expenses for each income statement are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions);

(3)	Share equity, share premium and dividends are translated at historical exchange rates; and

(4)	All resulting exchange differences are recognized in foreign currency translation reserve, a separate component of equity.

All financial information presented in USD has been rounded to the nearest dollar, except when otherwise indicated.

Segment reporting

Segment reporting

Operating segments, and the amounts of each segment item reported in the financial statements, are identified from the financial information provided regularly to the Group’s most senior executive management for the purposes of allocating resources to, and assessing the performance of, the Group’s various lines of business and geographical locations.

Individually material operating segments are not aggregated for financial reporting purposes unless the segments have similar economic characteristics and are similar in respect of the nature of products and services, the nature of production processes, the type or class of customers, the methods used to distribute the products or provide the services, and the nature of the regulatory environment. Operating segments which are not individually material may be aggregated if they share a majority of these criteria. The Group’s three segments are wholesale, retail and contract manufacturing.

Revenue recognition (applicable from January 1, 2018)

Revenue recognition (applicable from January 1, 2018)

Revenue from contracts with customers

Revenue from contracts with customers is recognised when control of goods or services is transferred to the customers at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.

When the consideration in a contract includes a variable amount, the amount of consideration is estimated to which the Company will be entitled in exchange for transferring the goods or services to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognised will not occur when the associated uncertainty with the variable consideration is subsequently resolved.

When the contract contains a financing component which provides the customer a significant benefit of financing the transfer of goods or services to the customer for more than one year, revenue is measured at the present value of the amount receivable, discounted using the discount rate that would be reflected in a separate financing transaction between the Company and the customer at contract inception. When the contract contains a financing component which provides the Company a significant financial benefit for more than one year, revenue recognised under the contract includes the interest expense accreted on the contract liability under the effective interest method. For a contract where the period between the payment by the customer and the transfer of the promised goods or services is one year or less, the transaction price is not adjusted for the effects of a significant financing component, using the practical expedient in IFRS 15.

Revenue from the sale of goods is recognised at the point in time when control of the asset is transferred to the customer, generally on delivery of the goods.

Other income

Interest income is recognised on an accrual basis using the effective interest method by applying the rate that exactly discounts the estimated future cash receipts over the expected life of the financial instrument or a shorter period, when appropriate, to the net carrying amount of the financial asset.

Rental income is recognised on a time proportion basis over the lease terms.

Dividend income is recognised when the shareholders' right to receive payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Company and the amount of the dividend can be measured reliably.

Revenue recognition (applicable before January 1, 2018)

Revenue recognition (applicable before January 1, 2018)

Revenue is measured at the fair value of the consideration received or receivable and represents amounts receivable for goods sold in the normal course of business, net of discounts and sales related taxes.

The Group's revenue originates (i) from corporate owned stores, (ii) distributors and (iii) the services performed as an original design manufacturer. Revenue from all above categories is recognized when all the following conditions are satisfied:

●	the Group has transferred to the buyer the significant risks and rewards of ownership of the goods;
●	the Group has fully rendered service to the contract manufacturing customer by shipping the product to the customer;
●	the Group retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold;
●	the amount of revenue can be measured reliably;
●	it is probable that the economic benefits associated with the transaction will flow to the Group; and the costs incurred or to be incurred in respect of the transaction can be measured reliably.

Specifically, revenue from sale of goods is recognized when the goods are delivered, and title has passed.

Contract liabilities (applicable from 1 January 2018)

Contract liabilities (applicable from 1 January 2018)

A contract liability is the obligation to transfer goods or services to a customer for which the Group has received a consideration (or an amount of consideration that is due) from the customer. If a customer pays the consideration before the Group transfers goods or services to the customer, a contract liability is recognised when the payment is made or the payment is due (whichever is earlier). Contract liabilities are recognised as revenue when the Group performs under the contract.

Value added tax (VAT)

Value added tax (VAT)

Output VAT is 16% of product sales and taxable services revenue, according to tax laws. The remaining balance of output VAT, after subtracting the deductible input VAT of the period, is VAT payable.

Borrowing costs

Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets until such time as the assets are substantially ready for their intended use or sale.

All other borrowing costs are recognized in profit or loss in the period in which they are incurred.

Retirement benefit costs

Retirement benefit costs

Pursuant to the relevant regulations of the PRC government, the Group’s subsidiaries located in the PRC participate in a local municipal government retirement benefits scheme (the “Scheme”), whereby they contribute a prescribed percentage of the basic salaries of their employees to the Scheme to fund their retirement benefits. Once the Scheme has been funded via contributions by the Group’s participating subsidiaries, the local municipal government takes responsibility for the retirement benefits obligations of all existing and future retired employees of those subsidiaries located in the PRC; accordingly, the only obligation of the Group with respect to the Scheme is to pay the on-going required contributions as long as the employees maintain employment with the Group. There are no provisions under the Scheme whereby forfeited contributions may be used to reduce future contributions. These plans are considered defined contribution plans. The Group has no legal or constructive obligations to pay further contributions after its payment of the fixed contributions into the pension schemes. Contributions to pension schemes are recognized as an expense in the period in which the related service is performed.

Taxation

Taxation

The tax expense for the period comprises current and deferred tax. Tax is recognised in the income statement, except to the extent that it relates to items recognised in other comprehensive income or directly in equity. In this case the tax is also recognised in other comprehensive income or directly in equity, respectively.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Group operates and generates taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity respectively. Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

Store pre-opening cost

Store pre-opening cost

Store pre-opening cost was the start-up activity costs incurred prior to opening a new store, mainly including leasing, leasehold improvements, payroll and supplies. The accounting policies for leasing and leasehold improvements were as below. Other store pre-opening costs were directly charged to expenses when occurred.

Leasing

Leasing

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

Leasehold improvements

Leasehold improvements

Leasehold improvements, principally comprising costs of office buildings and shops renovation, are held for administrative and selling purposes. Leasehold improvements are initially measured at cost and amortized systematically over its useful life.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment (“PPE”) including buildings held for use in the production or supply of goods or services, or for administrative purposes other than construction in progress are stated at cost less subsequent accumulated depreciation and accumulated impairment losses.

Depreciation is provided to write off the cost of items of property, plant and equipment other than construction in progress over their estimated useful lives and after taking into account of their estimated residual value, using the straight-line method.

Construction in progress includes property, plant and equipment in the course of construction for production or for its own use purposes. Construction in progress is carried at cost less any recognized impairment loss. Construction in progress is classified to the appropriate category of property, plant and equipment when completed and ready for intended use. Depreciation of these assets, on the same basis as other property assets, commences when the assets are ready for their intended use.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on de-recognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the item) is included in profit or loss in the period in which the item is de-recognized.

The Group as lessor	The Group as lessor Rental income from operating leases is recognized in profit or loss on a straight-line basis over the term of the relevant lease.
Land use rights

Land use rights

Land use rights are stated at cost less accumulated amortization and accumulated impairment losses. Cost represents consideration paid for the rights to use the land on which various plants and buildings are situated for periods varying from 20 to 50 years.

Amortization of land use rights is calculated on a straight-line basis over the period of the land use rights.

Inventories

Inventories

Inventories are stated at the lower of cost and net realizable value. Costs of inventories are determined using the weighted average method. Net realizable value represents the estimated selling price for inventories less all estimated costs of completion and costs necessary to make the sale.

Financial instruments – investments and other financial assets (applicable from January 1, 2018)

Financial instruments – investments and other financial assets (applicable from January 1, 2018)

Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortised cost, fair value through other comprehensive income, and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset's contractual cash flow characteristics and the Group's business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient of not adjusting the effect of a significant financing component, the Group initially measures a financial asset at its fair value, plus in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15 in accordance with the policies set out for "Revenue recognition (applicable from January 1, 2018)" below.

In order for a financial asset to be classified and measured at amortised cost or fair value through other comprehensive income, it needs to give rise to cash flows that are solely payments of principal and interest ("SPPI") on the principal amount outstanding.

The Group's business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

All regular way purchases and sales of financial assets are recognised on the trade date, that is, the date that the Group commits to purchase or sell the asset. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the period generally established by regulation or convention in the marketplace.

Subsequent measurement

The subsequent measurement of financial assets depends on their classification as follows:

Financial assets at amortised cost (debt instruments)

The Group measures financial assets at amortised cost if both of the following conditions are met:

●	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows.

●	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortised cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognised in the income statement when the asset is derecognised, modified or impaired.

Financial assets at fair value through other comprehensive income (debt instruments)

The Group measures debt instruments at fair value through other comprehensive income if both of the following conditions are met:

●	The financial asset is held within a business model with the objective of both holding to collect contractual cash flows and selling.

●	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

For debt instruments at fair value through other comprehensive income, interest income, foreign exchange revaluation and impairment losses or reversals are recognised in the income statement and computed in the same manner as for financial assets measured at amortised cost. The remaining fair value changes are recognised in other comprehensive income. Upon derecognition, the cumulative fair value change recognised in other comprehensive income is recycled to the income statement.

Financial assets at fair value through other comprehensive income (equity investments)

Upon initial recognition, the Group can elect to classify irrevocably its equity investments as equity investments designated at fair value through other comprehensive income when they meet the definition of equity under IAS 32 Financial Instruments: Presentation and are not held for trading. The classification is determined on an instrument-by-instrument basis.

Gains and losses on these financial assets are never recycled to the income statement. Dividends are recognised as other income in the income statement when the right of payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Group and the amount of the dividend can be measured reliably, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in other comprehensive income. Equity investments designated at fair value through other comprehensive income are not subject to impairment assessment.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model. Notwithstanding the criteria for debt instruments to be classified at amortised cost or at fair value through other comprehensive income, as described above, debt instruments may be designated at fair value through profit or loss on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.

Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognised in the income statement. This category includes derivative financial instruments and structured bank deposits.

A derivative embedded in a hybrid contract, with a financial liability or non-financial host, is separated from the host and accounted for as a separate derivative if the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at fair value through profit or loss. Embedded derivatives are measured at fair value with changes in fair value recognised in the income statement. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.

A derivative embedded within a hybrid contract containing a financial asset host is not accounted for separately. The financial asset host together with the embedded derivative is required to be classified in its entirety as a financial asset at fair value through profit or loss.

Financial instruments – impairment of financial assets (applicable from January 1, 2018)

The Group recognises an allowance for ECLs for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

General approach

ECLs are recognised in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

At each reporting date, the Group assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. When making the assessment, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition and considers reasonable and supportable information that is available without undue cost or effort, including historical and forward-looking information.

The Group considers a financial asset in default when contractual payments are 120 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

Debt instruments at fair value through other comprehensive income and financial assets at amortised cost are subject to impairment under the general approach and they are classified within the following stages for measurement of ECLs except for trade receivables which apply the simplified approach as detailed below.

Stage 1 – Financial instruments for which credit risk has not increased significantly since initial recognition and for which the loss allowance is measured at an amount equal to 12-month ECLs

Stage 2 – Financial instruments for which credit risk has increased significantly since initial recognition but that are not credit-impaired financial assets and for which the loss allowance is measured at an amount equal to lifetime ECLs

Stage 3 – Financial assets that are credit-impaired at the reporting date (but that are not purchased or originated credit-impaired) and for which the loss allowance is measured at an amount equal to lifetime ECLs

Simplified approach

For trade receivables that do not contain a significant financing component or when the Group applies the practical expedient of not adjusting the effect of a significant financing component, the Group applies the simplified approach in calculating ECLs. Under the simplified approach, the Group does not track changes in credit risk, but instead recognises a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

For trade receivables that contain a significant financing component and lease receivables, the Group chooses as its accounting policy to adopt the simplified approach in calculating ECLs with policies as described above.

Financial instruments – derecognition of financial assets (applicable from January 1, 2018)

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognised (i.e., removed from the Group's consolidated statement of financial position) when:

●	the rights to receive cash flows from the asset have expired; or

●	the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a "pass-through" arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risk and rewards of ownership of the asset. When it has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the Group continues to recognise the transferred asset to the extent of the Group's continuing involvement. In that case, the Group also recognises an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Financial instruments – financial liabilities (applicable from January 1, 2018)

Initial recognition and measurement

All financial liabilities are recognised initially at fair value and, in the case of loans and borrowings, net of directly attributable transaction costs. The Group's financial liabilities include trade payables, other payables, financial liabilities included in accruals and interest-bearing bank borrowings.

Subsequent measurement

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortised cost, using the effective interest rate method unless the effect of discounting would be immaterial, in which case they are stated at cost. Gains and losses are recognised in the income statement when the liabilities are derecognised as well as through the effective interest rate amortisation process.

Amortised cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortisation is included in finance costs in the income statement.

Financial instruments – derecognition of financial liabilities (applicable from January 1, 2018)

A financial liability is derecognised when the obligation under the liability is discharged or cancelled, or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and a recognition of a new liability, and the difference between the respective carrying amounts is recognised in the income statement.

Financial instruments – offsetting financial instruments (applicable from January 1, 2018)

Financial assets and financial liabilities are offset and the net amount is reported in the statement of financial position if there is a currently enforceable legal right to offset the recognised amounts and there is an intention to settle on a net basis, or to realise the assets and settle the liabilities simultaneously.

Financial instruments (applicable before January 1, 2018)

Financial assets and financial liabilities are recognized on the consolidated statements of financial position when a group entity becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition.

(1)	Financial assets

The Group's financial assets are classified as receivables.

Effective interest method

The effective interest method is a method of calculating the amortized cost of a financial asset and of allocating interest income over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial asset, or, where appropriate, a shorter period to the net carrying amount on initial recognition.

Interest income is recognized on an effective interest basis for debt instruments.

Receivables

Receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Receivables (including trade and other receivables, related parties receivables, and cash and cash equivalents) are measured at amortized cost using the effective interest method, less any impairment (see accounting policy on impairment loss on receivables below).

Impairments of receivables

Receivables are assessed for indicators of impairment at the end of the reporting period. Receivables are impaired where there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the receivables, the estimated future cash flows of the receivables have been affected.

Objective evidence of impairment could include:

●	significant financial difficulty of the issuer or counterparty;
●	default or delinquency in interest or principal payments;
●	it becoming probable that the borrower will enter bankruptcy or financial reorganization.

For certain categories of financial asset, such as trade and other receivables, assets that are assessed not to be impaired individually are subsequently assessed for impairment on a collective basis. Objective evidence of impairment for a portfolio of receivables could include the Group's past experience of collecting payments, and increase in the number of delayed payments in the portfolio past the average credit period, observable changes in national or local economic conditions that correlate with default on receivables.

An impairment loss is recognized in profit or loss when there is objective evidence that the asset is impaired, and is measured as the difference between the asset's carrying amount and the present value of the estimated future cash flows discounted at the original effective interest rate.

The carrying amount of the receivables is reduced by the impairment loss directly for all financial assets with exception of trade and other receivables, where the carrying amount is reduced through the use of an allowance account. Changes in carrying amount of the allowance account are recognized in profit or loss. When a trade and other receivable are considered uncollectible, it is written off against the allowance account. Subsequent recoveries of amounts previously written off are credited to profit or loss.

If, in a subsequent period, the amount of impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment losses was recognized, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the asset at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

Cash and cash equivalents

Cash and cash equivalents comprise cash at bank and on hand, demand deposits with banks and other financial institutions, and short-term, highly liquid investments that are readily convertible into known amounts of cash and which are subject to an insignificant risk of changes in value, having been within three months of maturity at acquisition

(2)	Financial liabilities and equity

Financial liabilities and equity instruments issued by a group entity are classified according to the substance of the contractual arrangements entered into and the definitions of a financial liability and an equity instrument.

An equity instrument is any contract that evidences a residual interest in the assets of the Group after deducting all of its liabilities.

Effective interest method

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or, where appropriate, a shorter period to the net carrying amount on initial recognition.

Interest expense is recognized on an effective interest basis.

Financial liabilities

Financial liabilities including trade and other payables, related parties payables and short-term loans are subsequently measured at amortized cost, using the effective interest method.

Equity instruments

Equity instruments issued by the group entities are recorded at the proceeds received, net of direct issue costs.

(3)	De-recognition

Financial assets are derecognized when the rights to receive cash flows from the assets expire or, the financial assets are transferred and the Group has transferred substantially all the risks and rewards of ownership of the financial assets. On de-recognition of a financial asset, the difference between the asset's carrying amount and the sum of the consideration received and receivable is recognized in profit or loss.

Financial liabilities are derecognized when the obligation specified in the relevant contract is discharged, cancelled or expires. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

Capital and Reserves

Capital and Reserves

Share capital represents the nominal value of shares that have been issued by the Group. Share capital is determined using the nominal value of shares that have been issued.

Retained profits include all current and prior period results as determined in the combined statement of comprehensive income.

Foreign currency translation reserve arising on the translation are included in the currency translation reserve.

In accordance with the relevant laws and regulations of PRC, the subsidiaries of the Group established in PRC are required to transfer 10% of its annual statutory net profit (after offsetting any prior years' losses) to the statutory reserve. When the balance of such reserve reaches 50% of the subsidiary's share capital, any further transfer of its annual statutory net profit is optional. Such reserve may be used to offset accumulated losses or to increase the registered capital of the subsidiary subject to the approval of the relevant authorities. However, except for offsetting prior years' losses, such statutory reserve must be maintained at a minimum of 25% of the share capital after such usage. The statutory reserves are not available for dividend distribution to the shareholders.

All transactions with owners of the Group are recorded separately within equity.

Earnings/(loss) per share

Earnings/(loss) per share

Basic earnings per share ("EPS") are computed by dividing income attributable to holders of common shares by the weighted average number of common shares outstanding during the year. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. Potential dilutive securities are excluded from the calculation of diluted EPS in loss periods as their effect would be anti-dilutive.